Nature of Business and Organization	6 Months Ended
Jun. 30, 2024
Nature of Business and Organization [Abstract]
Nature of Business and Organization

Note 1 — Nature of business and organization

X3 Holdings Co., Ltd. (“X3” or the “Company”), formerly known as Powerbridge Technologies Co., Ltd. is a company that was established under the laws of the Cayman Islands on July 27, 2018 as a holding company. The Group, through its subsidiaries (collectively the “Group”), is a provider of software application and technology services to corporate and government customers engaged in global trade. Mr. Stewart Lor, the Group’s Chairman of the Board and Chief Executive Officer (“CEO”) is the ultimate Controlling Shareholders of the Group.

Effective January 30, 2024, the Group has undergone a transformation, changing its corporate name from Powerbridge Technologies Co., Ltd. to X3 Holdings Co., Ltd. The Nasdaq stock symbol has also transitioned from PBTS to XTKG. This change reflects the Group’s evolving global expansion strategy and its commitment to broader technological and business horizons.

As of June 30, 2024, the details of the Group’s principal subsidiaries are as follows:

Major subsidiaries	Percentage of Ownership	Date of Incorporation	Place of Incorporation	Major Operation
Powerbridge Holding Limited (“Powerbridge HK”)	100% by X3	July 27, 2018	Hong Kong, PRC	Investment holding
Boxinrui International Holdings Limited (“Boxinrui”)	100% by X3	August 5, 2021	BVI	Investment holding
Hongding Technology Co., Ltd (“Hongding”)	100% by X3	July 28, 2020	Hong Kong, PRC	Investment holding
Hong Kong Hongyi Holdings Limited(“Hongyi”)	100% by X3	April 24, 2023	Hong Kong, PRC	Investment holding
Powercrypto Holding Pte. Ltd. (“Powercrypto”)	100% by X3	October 1, 2021	Singapore	Management consultancy services
Powercrypto Inc (1)	100% by X3	April 5, 2022	USA	Management consultancy services
X3 HOLDINGS PTE. LTD. (“X3 HOLDINGS”)	100% by X3	November 8, 2023	Singapore	Investment holding
Powerbridge High Technologies Holding Co., Ltd	100% by X3	January 11, 2023	Macau	Investment holding
Powerbridge Technology Group Co., Ltd. (“Powerbridge Zhuhai”)	100% by Powerbridge HK	October 30, 1997	the PRC	Software application and technology services
Powerstream Supply Chain Co., Ltd. (“Powerstream”)	100% by Powerbridge HK	August 17, 2021	the PRC	Supply chain business
Powermeta Digital Co., Ltd. (“Powermeta”)	100% by Powerbridge HK	January 21, 2022	the PRC	Software application and technology services
Powerbridge Digital Trade (HK) Co., Limited	51% by Powerbridge HK	June 26, 2023	Hong Kong, PRC	Investment holding
SmartConn Co.Limited(“SmartConn”)	50.99% by Powerbridge HK	December 14, 2020	Hong Kong, PRC	Investment holding
Hong Kong Anxin Jieda Co., Limited (“Anxin Jieda”)	100% by Boxinrui	November 30, 2021	Hong Kong, PRC	Investment holding
Shenzhen Honghao Internet Technology Co., Ltd (“Honghao”) (1)	100% by Hongding	July 28, 2020	the PRC	Software application and technology services
Hongxi Data Technology Co., Ltd.	70% by Powerbridge Zhuhai	February 8, 2021	Macau	Software application and technology services
Zhuhai Hongyang Supply Chain Co., Ltd. (“Zhuhai Hongyang”)	60% by Powerbridge Zhuhai	July 21, 2021	the PRC	Supply chain business
Ningbo Zhijing Tongfu Technology Co., Ltd. (“Ningbo Zhijing”)	51% by Powerbridge Zhuhai	April 25, 2021	the PRC	software application and technology services
Hunan Powerverse Digital Co., Ltd. (2)	51% by Powerbridge Zhuhai	March 9, 2023	the PRC	Software application and technology services
Metafusion Digital Co., Ltd (“Metafusion”)	66% by Powermeta Digital	February 15, 2022	the PRC	Software application and technology services
Shanghai Stamp Technolog Co., Ltd.	100% by SmartConn	December 9, 2018	the PRC	Software application and technology services
Ascendent Insight Education Co., Ltd. (“Ascendent”)	90% by Anxin Jieda	January 7, 2020	the PRC	Software application and technology services
Xingtai Ningyao Technology Co., Ltd.	100% by Ascendent	December 17, 2022	the PRC	Software application and technology services
Guangdong Hongqiao Digital Technology Co., Ltd.	51% by Powerbridge Zhuhai	November 28, 2023	the PRC	Software application and technology services
Shenzhen Hongchuangxin Technology Co., Ltd.	100% by Hongyi	October 31, 2022	the PRC	Trading

(1)	Honghao was deregistered on August 19, 2024
(2)	Hunan Powerverse Digital Co., Ltd. was deregistered on August 19, 2024